Short-Term Borrowings	6 Months Ended
Jun. 30, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following as of June 30, 2023 and December 31, 2022:

	As of
	June 30, 2023	December 31, 2022
Short-term borrowings from financial institutions	$4,137,189	$4,777,301
Government loan	827,438	1,449,864
Total	$4,964,627	$6,227,165

Short-term borrowings from financial institutions consisted of the following at June 30, 2023:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		10,000,000	$1,379,063	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,379,063	2022.08.16	2022.08.15	4.10%
Minsheng Bank		5,000,000	689,532	2023.01.13	2023.07.13	4.00%
Minsheng Bank		5,000,000	689,532	2023.01.13	2023.07.13	4.00%
Total	RMB	30,000,000	$4,137,189

Short-term borrowings from financial institutions consisted of the following at December 31, 2022:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,200,000	173,984	2022.06.15	2023.06.14	9.60%
Longwan Rural Commercial Bank		1,750,000	253,725	2022.06.15	2023.06.14	9.60%
Minsheng Bank		10,000,000	1,449,864	2022.08.02	2023.02.02	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.16	2023.08.15	4.10%
Total	RMB	32,950,000	$4,777,301

The Company’s short-term bank borrowings are guaranteed by the Company’s major shareholders, their immediate family members, and related companies. For the fiscal periods ended June 30, 2023 and 2022, interest expenses on short-term borrowings from financial institutions amounted to $107,308 and $94,323, respectively.

For the six months ended June 30, 2023 and 2022, the imputed interest expense recorded by the Company on the government loan was $18,146 and $28,553, respectively.